Risk Management Activities - Market Risk - Commodity Price - Oil - Additional Information (Detail) - Fair value hedges [member] l in Millions, $ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Jun. 30, 2019 ppm l $ / bbl $ / Tonne	Jun. 30, 2017 ppm l $ / bbl $ / Barrel $ / Tonne	May 31, 2017 ppm l $ / bbl $ / Barrel $ / Tonne	Dec. 31, 2019 USD ($)	Dec. 31, 2019 AUD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 AUD ($)	Dec. 31, 2019 AUD ($)	Dec. 31, 2018 AUD ($)
Australia [member] | Cash settled swap transaction contracts [member]
Disclosure Of Financial Risk Management [line items]
Marked-to-market value of the hedge				$ 1.0		$ 1.7		$ 1.4	$ 2.5
Total realized gain				3.1	$ 4.5	4.6	$ 6.1
Australia [member] | Commodity price risk [member]
Disclosure Of Financial Risk Management [line items]
Marked-to-market value of the hedge				(78.3)		12.3		$ (111.5)	$ 17.6
Total realized gain				(113.4)	$ (163.0)	8.4	$ 11.2
Australia [member] | Commodity price risk [member] | Cash settled swap transaction contracts [member]
Disclosure Of Financial Risk Management [line items]
Risk hedging number | ppm	10	10	10
Volume of diesel hedged | l	75.0	77.5	77.5
Average swap price | $ / bbl	74.0	61.2	61.2
Australia [member] | Commodity price risk [member] | Cash settled swap transaction contracts [member] | Brent crude [member]
Disclosure Of Financial Risk Management [line items]
Benchmark price per barrel at time transaction	57.4	49.9	49.9
Ghana [member] | Cash settled swap transaction contracts [member]
Disclosure Of Financial Risk Management [line items]
Marked-to-market value of the hedge				0.1		3.0
Total realized gain				5.4		7.5
Ghana [member] | Commodity price risk [member]
Disclosure Of Financial Risk Management [line items]
Marked-to-market value of the hedge				(36.4)		2.4
Total realized gain				$ 2.3		$ 19.6
Ghana [member] | Commodity price risk [member] | Cash settled swap transaction contracts [member]
Disclosure Of Financial Risk Management [line items]
Volume of diesel hedged | l	123.2	125.8	125.8
Average swap price | $ / bbl	75.8	61.4	61.4
Average swap price | $ / Tonne	575	457.2	457.2
Ghana [member] | Commodity price risk [member] | Cash settled swap transaction contracts [member] | Brent crude [member]
Disclosure Of Financial Risk Management [line items]
Benchmark price per barrel at time transaction	59.2	49.8	49.8